Other non-financial liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 5,799	$ 4,514	$ 6,812
of which: Deferred Contingent Capital Plan		1,561	1,464	1,855
of which: financial advisor compensation plans		1,267	1,189	1,463
of which: other compensation plans		1,575	648	2,310
of which: net defined benefit pension and post-employment liabilities		771	629	633
of which: other compensation-related liabilities	[1]	624	585	552
Deferred tax liabilities		675	800	311
Current tax liabilities		875	705	852
VAT and other tax payables		518	575	475
Deferred income		249	219	141
Other		186	245	202
Total other non-financial liabilities		$ 8,302	$ 7,059	$ 8,794

[1]	Includes liabilities for payroll taxes and untaken vacation.